Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000102816
Eaton Vance Hexavest Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 24 of the Fund's Prospectus and page 20 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 24 of the Fund's Prospectus and page 20 of the Fund's Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers located throughout the developed world, including the United States (the “80% Policy”). A company will be considered to be located in the developed world if it is domiciled in and tied economically to one or more developed countries as defined by the MSCI World Index. The MSCI World Index is an unmanaged index of approximately 1,600 companies located in 23 countries. Under normal market conditions, the Fund will invest (i) at least 30% of its net assets in companies located outside the United States , including in emerging market countries and (ii) in issuers located in at least five different countries (including the United States). A company will be considered to be located outside the United States if it is domiciled in and tied economically to one or more non-U.S. countries and may include stocks of companies that trade in the form of depositary receipts.

The Fund may invest in securities issued by companies with a broad range of market capitalizations, including smaller companies. The Fund may also invest in other pooled investment vehicles to efficiently implement a top-down view or to manage cash flows.  Pooled investment vehicles are exchange - traded funds (“ETFs ”), affiliated and unaffiliated mutual funds and other similarly structured investment vehicles.  The Fund may also lend its securities. The Fund will actively manage its exposure to foreign currencies and may seek to enhance return by increasing or decreasing its exposure to foreign currencies. The Fund expects to increase or decrease its foreign currency exposure primarily by entering into forward foreign currency exchange contracts. The Fund may also invest in futures contracts to enable changes in macroeconomic strategies to be efficiently and cost-effectively implemented, as well as to manage cash flows. Both forward foreign currency exchange contracts and futures contracts are types of derivative instruments. The Fund may use derivatives consistent with its 80% Policy.

The Fund is managed using a predominately top-down investment style that incorporates proprietary fundamental research and quantitative models. The regional, country, currency, sector, and industry allocations of the portfolio are based primarily on the sub-adviser's analysis of the macroeconomic environment, valuations of markets and the sentiment of investors (which often results in a contrarian view and value bias). Individual stock selection is based on fundamental research, optimization and quantitative screening to achieve desired market exposures and to emphasize stocks identified as having higher return potential. At the top-down level, sell decisions will be based on a significant deterioration in the macroeconomic environment, valuation and/or sentiment. At the individual security level, sell decisions are based on a change in strategy at the top-down level or on a significant change in fundamentals or relative valuation of the security. The portfolio managers seek to manage investment risk by using quantitative tools to assist in portfolio construction and monitoring and maintaining desired market exposures across the Fund's holdings.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers located throughout the developed world, including the United States (the “80% Policy”). A company will be considered to be located in the developed world if it is domiciled in and tied economically to one or more developed countries as defined by the MSCI World Index. The MSCI World Index is an unmanaged index of approximately 1,600 companies located in 23 countries. Under normal market conditions, the Fund will invest (i) at least 30% of its net assets in companies located outside the United States , including in emerging market countries and (ii) in issuers located in at least five different countries (including the United States). A company will be considered to be located outside the United States if it is domiciled in and tied economically to one or more non-U.S. countries and may include stocks of companies that trade in the form of depositary receipts.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Equity Investing Risk.  Fund performance is sensitive to stock market volatility .  Stock prices may decline in response to adverse changes in the economy or the economic outlook;  deterioration in investor sentiment; interest rate , currency, and commodity price fluctuations ; adverse geopolitical, social or environmental developments; issuer - and sector - specific considerations; and other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline .  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.   Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets , and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative's counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Currency Risk.  In general, fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of Fund securities denominated in that foreign currency. If the U.S. dollar rises in value relative to a foreign currency, a security denominated in that foreign currency will be worth less in U.S. dollars. If the U.S. dollar decreases in value relative to a foreign currency, a security denominated in that foreign currency will be worth more in U.S. dollars.  The value of foreign currencies as measured in U.S. dollars may be unpredictably affected by changes in foreign currency rates and exchange control regulations, application of foreign tax laws (including withholding tax), governmental administration of economic or monetary policies (in the U.S. or abroad), intervention (or the failure to intervene) by U.S. or foreign governments or central banks, and relations between nations.  A devaluation of a currency by a country's government or banking authority will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks. Exposure to foreign currencies through derivative instruments will be subject to derivative risks described herein.

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

ETF Risk.  Investing in an ETF exposes the Fund to all of the risks of that ETF's investments and subjects it to a pro rata portion of the ETF's fees and expenses. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price, which may vary from the ETF's net asset value.  The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the value of the underlying portfolio of securities the ETF is designed to track, and the Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact Fund performance.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fail s financially.

Risks Associated with Active and Quantitative Management.  The success of the Fund's investment program depends on portfolio management's successful application of analytical skills and investment judgment.  Active management involves subjective decisions . The portfolio managers also use quantitative investment techniques and analyses in making investment decisions for the Fund. There can be no assurance that these techniques will achieve the desired results.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.  The return s in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the return s would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund's performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The return s in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the return s would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

During the period from December 31, 2012 to December 31, 2014 , the highest quarterly total return for Class A was 8.48% for the quarter ended March 31, 2013 and the lowest quarterly return was -1.13% for the quarter ended September 30, 2014.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2014 to September 30, 2015) was -4.16%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return through the end of the most recent calendar quarter (December 31, 2014 to September 30, 2015) was
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(4.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	During the period from December 31, 2012 to December 31, 2014 , the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.13%)
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (5.75%).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (5.75%).  Class A and Class I commenced operations on August 29, 2012. (Source for the MSCI World Index: MSCI.) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Hexavest Global Equity Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects net dividends, which reflects the deduction of withholding taxes
One Year	rr_AverageAnnualReturnYear01	4.94%
Life of Fund	rr_AverageAnnualReturnSinceInception	15.31%
Eaton Vance Hexavest Global Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 695
3 Years	rr_ExpenseExampleYear03	995
5 Years	rr_ExpenseExampleYear05	1,316
10 Years	rr_ExpenseExampleYear10	$ 2,223
Annual Return 2013	rr_AnnualReturn2013	22.05%
Annual Return 2014	rr_AnnualReturn2014	3.68%
One Year	rr_AverageAnnualReturnYear01	(2.25%)
Life of Fund	rr_AverageAnnualReturnSinceInception	9.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2012
Eaton Vance Hexavest Global Equity Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.28%)
Life of Fund	rr_AverageAnnualReturnSinceInception	7.77%
Eaton Vance Hexavest Global Equity Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.40%)
Life of Fund	rr_AverageAnnualReturnSinceInception	6.75%
Eaton Vance Hexavest Global Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	363
5 Years	rr_ExpenseExampleYear05	645
10 Years	rr_ExpenseExampleYear10	$ 1,447
One Year	rr_AverageAnnualReturnYear01	3.90%
Life of Fund	rr_AverageAnnualReturnSinceInception	12.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2012

[1]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.20% for Class A shares and 0.95% for Class I shares. This expense reimbursement will continue through November 30, 2016. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.